Certain Relationships and Related Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sidley Austin LLP
Related Party Transaction [Line Items]
Legal expense	$ 10	$ 11	$ 9